Financial Assets at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Financial Assets at Fair Value through Other Comprehensive Income

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Investments in debt instruments at FVTOCI
Corporate bonds	$56,593.6	$57,253.2
Agency bonds/Agency mortgage-backed securities	43,977.1	32,070.1
Government bonds	13,459.5	21,345.8
Asset-backed securities	8,368.3	8,660.4

	122,398.5	119,329.5

Investments in equity instruments at FVTOCI
Non-publicly traded equity investments	4,514.9	5,887.9
Publicly traded stocks	50.0	189.8

	4,564.9	6,077.7

	$126,963.4	$125,407.2

Current	$122,448.5	$119,519.3
Noncurrent	4,514.9	5,887.9

	$126,963.4	$125,407.2